Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Fixed interest rate	8.00%
Carrying amount		$ 77	$ 77
Impairment of long-lived assets	113	233
VAT and surcharges	77	57	$ 108
Right-of-use asset	1,181
Contract liabilities	17	25
Lease liability	231
Kayser Myanmar [Member]
Significant Accounting Policies [Line Items]
Carrying amount		$ 77
Impairment losses	$ 77
Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years